Summary of Significant Accounting Policies - Schedule of Class A common stock subject to possible redemption (Details) - USD ($)		3 Months Ended		8 Months Ended	12 Months Ended
	Aug. 28, 2024	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2025
GIGCAPITAL7 CORP [Member]
Temporary Equity [Line Items]
Proceeds from Issuance Initial Public Offering	$ 200,000,000
Fair value of public warrants at issuance		$ (342,148)	$ 114,173	$ 183,675	$ 1,283,055
Common Class A Ordinary Shares Subject To Possible Redemption [Member]
Temporary Equity [Line Items]
Accretion of carrying value to redemption value		1,869,218
Class A ordinary shares subject to possible redemption		$ 213,406,528			211,537,310
Common Class A Ordinary Shares Subject To Possible Redemption [Member] | GIGCAPITAL7 CORP [Member]
Temporary Equity [Line Items]
Proceeds from Issuance Initial Public Offering				200,000,000
Fair value of public warrants at issuance				(18,460,769)
Ordinary share issuance costs				(1,208,380)
Accretion of carrying value to redemption value				22,757,853	8,448,606
Class A ordinary shares subject to possible redemption				$ 203,088,704	$ 211,537,310